United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/14

Date of Reporting Period: 04/30/14

Item 1. Reports to Stockholders

Annual Shareholder Report
April 30, 2014
Share Class	Ticker
Institutional	FIIFX
Service	INISX

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Intermediate Corporate Bond Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended April 30, 2014, was 1.85% for Institutional Shares and 1.71% for Service Shares. The 1.85% total return of the Institutional Shares for the reporting period consisted of 9.45% of dividends and -7.60% of depreciation in the net asset value of the shares. The total return of the Barclays U.S. Intermediate Credit Index, the Fund's broad-based securities market index (BICI),1 was 0.77%, and the total return of the Lipper Core Bond Funds Average (LCBFA),2 a peer group average for the Fund, was -0.15% during the same period. The Fund's and the LCBFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BICI.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the BICI were: (1) sector/industry selection; (2) the effect of changing interest rates, referred to as “duration”3; (3) the selection of securities with different maturities along the yield curve; and (4) security selection.
For purposes of the following, the discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
For most of the 12-month reporting period, the benchmark 10-year Treasury was range-bound between 2.60%-3.00%. During this time, most major inflection points in yields were driven by the Federal Reserve (the Fed) as they began the transition towards a more normalized monetary policy. The 10-year Treasury rate started the reporting period near 1.70%, but in May following former Fed Chairman Ben Bernanke's introduction of the concept of “tapering” (i.e., a reduction in the pace of security purchases by the Fed as part of the quantitative easing (QE) program), rates quickly rose towards the upper end of the now established range. The Fed then surprised the market again in September, but this time by not tapering due to a string of weaker economic statistics. Rates rapidly declined towards the bottom of the range, as the market repriced for the delay and a slower pace of tapering. As the fall progressed, economic growth resumed its modest upwards trajectory as did interest rates. In December, the Fed finally began its much anticipated tapering program. As 2014 began, interest rates again moved towards the bottom of the range, this time due to Russia's annexation of Crimea, the emerging slowdown in China's economic growth and the negative economic impacts of the extremely cold winter. As the period closed, 10-year Treasury rates remained firmly in the range and ended the reporting period at 2.65%.
Annual Shareholder Report
1

Interest rates finished the 12-month reporting period up significantly, with the greatest rise in the 7-year part of the Treasury yield curve. The 7-year Treasury rose 112 basis points to 2.23%. Over the same time frame, the 5-year Treasury rose from 75 basis points to 1.68%, while the 10-year Treasury increased 97 basis points from 1.67% to 2.65%. 30-year Treasury bonds rose 58 basis points in yield to 3.46%. The end result of the changes was a flatter yield curve and underperformance in the “belly” or intermediate maturities of the curve compared to the shorter or longer maturities. With the exception of the market surprising taper talk and the resulting risk repricing that took place, corporate credit spreads tightened steadily throughout the remainder of the year on modest-to-improving economic growth, solid corporate balance sheets and strong technical market conditions.
sector/industry selection
The decision to overweight or underweight specific corporate sectors and/or ratings quality significantly added to Fund performance relative to the BICI. Specifically, the Fund was overweight in the financial area including Insurance, Brokerage and Banks. In non-financial sectors, the Fund benefited from exposure to Basic Industries and Communications. In addition, on average through the reporting period, the Fund was overweight lower-quality investment-grade securities (i.e., those in the “BBB” category)4 relative to the BICI. The additional yield offered by those securities benefited Fund performance.
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2

Duration
Higher interest rates had a positive impact on Fund performance relative to the BICI. On average, the Fund was positioned with less interest rate sensitivity (91%) than the BICI. Although 10-year Treasury rates declined from the calendar year 2013 high of 3.02% at December 31 to 2.65% at the close of the reporting period, the benefit of the lower interest rate sensitivity during the significant spike and subsequent volatility that occurred following Chairman Bernanke's taper talk outweighed the poor positioning in the latter third of the reporting period. U.S. Treasury futures5 were used to adjust duration and had a positive impact on Fund performance.
Yield Curve strategy
The yield curve strategy detracted from Fund performance relative to the BICI. On average, the Fund had an overweight position in the intermediate part of the maturity spectrum (5-7 years) with an underweight to shorter maturities (2-3 years) and longer (10+ year) maturities. While overall interest rates ended the year higher than where they started, rates in the middle part of the Treasury curve increased more than those in the front- and back-ends and thus hurt Fund performance.6
Security Selection
Overall, security selection positively contributed to Fund performance relative to the BICI. Individual issuers that added the most to Fund performance included: Time Warner Cable, Nationwide Insurance and Worthington Industries. Issuers that detracted the most from Fund performance included: Regional Diversified Funding (a collection of subordinated bank debt securities), Textron Finance Corp. and Petrobras International.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BICI.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the LCBFA.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
4	Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
5	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
6	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report
3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Intermediate Corporate Bond Fund from April 30, 2004 to April 30, 2014, compared to the Barclays U.S. Intermediate Credit Index (BICI)2 and the Lipper Core Bond Funds Average (LCBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of April 30, 2014
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 4/30/2014
	1 Year	5 Years	10 Years
Institutional Shares	1.85%	7.53%	4.85%
Service Shares	1.71%	7.29%	4.61%
BICI	0.77%	7.23%	5.10%
LCBFA	-0.15%	6.25%	4.41%
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4

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BICI and LCBFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BICI is an index that consists of dollar-denominated, investment-grade, publicly issued securities with a maturity of between one and ten years, a minimum amount outstanding of $250 million and that are issued by both corporate issuers and non-corporate issuers (supranationals, sovereigns, foreign agencies and foreign local governments). The BICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LCBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At April 30, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	94.2%
Foreign Government Debt Securities	1.3%
Derivative Contracts[2]	(0.4)%
Cash Equivalents[3]	3.3%
Other Assets and Liabilities—Net[4]	1.6%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2014
Principal Amount or Shares			Value
		CORPORATE BONDS—94.2%
		Basic Industry - Chemicals—1.4%
$540,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$556,701
350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	360,336
500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	519,634
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,335,841
490,000		RPM International, Inc., 6.50%, 2/15/2018	562,715
101,000		Rohm & Haas Co., 6.00%, 9/15/2017	114,778
		TOTAL	3,450,005
		Basic Industry - Metals & Mining—7.2%
255,000		Alcoa, Inc., 5.87%, 2/23/2022	272,418
375,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	408,007
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	1,143,361
810,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	1,005,566
1,100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	1,124,414
300,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	312,578
680,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	640,724
400,000		ArcelorMittal, 6.125%, 6/1/2018	440,000
850,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	903,125
1,500,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	1,597,500
150,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	153,188
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	242,415
1,210,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	1,280,112
1,080,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,142,100
1,000,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	905,000
1,040,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,091,673
640,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	581,425
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,214,831
450,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	453,165
480,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	514,779
150,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	144,829
Annual Shareholder Report
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Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$1,750,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	$1,994,372
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	535,090
		TOTAL	18,100,672
		Basic Industry - Paper—1.5%
1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	2,019,894
450,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	499,361
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	914,303
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	231,881
		TOTAL	3,665,439
		Capital Goods - Aerospace & Defense—0.3%
811,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	857,633
		Capital Goods - Building Materials—1.1%
300,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	328,500
1,025,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,196,687
1,130,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,331,113
		TOTAL	2,856,300
		Capital Goods - Construction Machinery—0.6%
1,280,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,398,949
		Capital Goods - Diversified Manufacturing—2.8%
465,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	457,365
560,000		Dover Corp., Note, 5.45%, 3/15/2018	633,908
1,110,000		Harsco Corp., 5.75%, 5/15/2018	1,191,169
500,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	526,764
1,150,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	1,407,457
1,680,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	1,819,539
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	847,875
55,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	56,439
		TOTAL	6,940,516
		Communications - Media & Cable—1.1%
570,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	651,838
750,000		Comcast Corp., Sr. Unsecd. Note, 5.875%, 2/15/2018	861,145
370,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	401,345
570,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	556,099
200,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	221,344
		TOTAL	2,691,771
Annual Shareholder Report
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Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media Noncable—2.3%
$30,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	$31,002
250,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	275,821
1,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	1,012,278
130,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	132,118
575,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	637,661
500,000		News America, Inc., Sr. Unsecd. Note, 3.00%, 9/15/2022	487,027
1,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	1,005,301
375,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	350,103
800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	845,037
910,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	912,690
		TOTAL	5,689,038
		Communications - Telecom Wireless—2.4%
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	387,516
550,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	595,064
2,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	2,601,554
1,180,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	1,265,446
1,080,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,114,790
		TOTAL	5,964,370
		Communications - Telecom Wirelines—2.7%
1,160,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,261,500
1,500,000	[1,2]	KT Corp., Note, Series 144A, 5.875%, 6/24/2014	1,511,156
160,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	180,615
930,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	965,530
220,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	275,340
1,580,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,744,249
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	741,817
		TOTAL	6,680,207
		Consumer Cyclical - Automotive—3.1%
1,000,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	1,004,826
1,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,015,115
370,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	388,386
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	524,690
500,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	512,643
Annual Shareholder Report
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$1,140,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	$1,196,114
150,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	151,174
800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.35%, 3/4/2019	802,749
1,350,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,413,640
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	786,691
		TOTAL	7,796,028
		Consumer Cyclical - Entertainment—1.6%
950,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	985,071
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,732,358
375,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	446,963
215,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	228,579
600,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	626,258
		TOTAL	4,019,229
		Consumer Cyclical - Lodging—1.6%
1,400,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,498,000
270,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	257,551
1,150,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,180,268
610,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	620,745
420,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	460,946
3,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	3,336
		TOTAL	4,020,846
		Consumer Cyclical - Retailers—1.4%
700,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	734,349
300,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	315,926
190,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	189,857
289,837	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	315,594
1,000,000		CVS Caremark Corp., Sr. Unsecd. Note, 2.25%, 12/5/2018	1,008,172
130,000		CVS Caremark Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	134,843
390,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	424,716
310,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.85%, 6/15/2023	306,978
		TOTAL	3,430,435
		Consumer Cyclical - Services—1.2%
2,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,510,305
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	555,118
		TOTAL	3,065,423
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Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—2.6%
$1,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	$1,007,279
750,000		ConAgra Foods, Inc., 6.625%, 8/15/2039	925,634
400,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	386,405
750,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	778,900
1,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,033,020
900,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	923,000
1,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.60%, 3/1/2024	1,018,005
465,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	492,840
		TOTAL	6,565,083
		Consumer Non-Cyclical - Pharmaceuticals—0.5%
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,327,730
		Consumer Non-Cyclical - Tobacco—0.4%
580,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	591,746
270,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	320,145
		TOTAL	911,891
		Energy - Independent—0.9%
239,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	243,937
145,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	148,032
170,000		Pemex Project Funding Master Trust, 5.75%, 12/15/2015	180,412
400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	446,000
1,100,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 3.125%, 1/23/2019	1,128,875
86,182	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	87,360
		TOTAL	2,234,616
		Energy - Integrated—2.4%
1,261,000		BP Capital Markets PLC, 1.375%, 5/10/2018	1,242,317
680,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	705,267
1,050,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	1,170,156
700,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	733,148
975,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	913,079
900,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	921,262
250,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	253,375
		TOTAL	5,938,604
Annual Shareholder Report
11

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—0.9%
$100,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	$109,565
600,000	[1,2]	Nabors Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.10%, 9/15/2023	634,559
500,000		Weatherford International Ltd., 6.00%, 3/15/2018	569,770
550,000		Weatherford International Ltd., 9.875%, 3/1/2039	854,492
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	61,999
		TOTAL	2,230,385
		Energy - Refining—0.9%
310,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	384,392
1,400,000		Valero Energy Corp., 9.375%, 3/15/2019	1,829,758
		TOTAL	2,214,150
		Financial Institution - Banking—17.8%
1,150,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,226,472
650,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	652,607
2,300,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	2,537,493
1,850,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,065,072
1,900,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	1,904,759
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	486,037
1,300,000	[1,2]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 9/29/2049	1,387,750
430,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	430,574
450,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	451,470
690,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	745,762
2,360,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	2,526,354
675,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	756,771
750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	750,479
250,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	249,781
830,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	869,589
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	2,808,437
750,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	762,083
600,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.625%, 9/24/2018	617,734
210,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	252,912
740,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	735,244
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.35%, 8/15/2021	538,793
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	2,367,358
1,700,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,629,353
Annual Shareholder Report
12

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	$1,219,260
890,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	923,966
560,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	611,304
1,150,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	1,306,445
1,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,597,327
610,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	641,973
1,000,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	994,888
2,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	3,142,379
1,230,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,223,267
1,509,265	[1,3]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	930,341
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,453,873
1,200,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	1,225,374
440,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	471,247
1,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,119,670
		TOTAL	44,614,198
		Financial Institution - Brokerage—4.6%
750,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	868,777
1,490,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	1,583,125
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	402,674
103,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	118,864
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,203,701
760,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	922,803
660,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	746,708
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	537,236
490,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	571,742
1,640,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	2,029,008
515,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.50%, 5/21/2019	578,020
390,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	409,500
70,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	74,259
500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	553,890
790,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	999,537
		TOTAL	11,599,844
		Financial Institution - Finance Noncaptive—3.9%
437,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	554,011
403,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	405,385
Annual Shareholder Report
13

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Noncaptive—continued
$1,500,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	$1,592,468
1,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	991,087
800,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	906,224
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,189,250
500,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	592,103
500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 5.46%, 12/21/2065	477,500
500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	528,125
1,450,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,625,430
		TOTAL	9,861,583
		Financial Institution - Insurance - Health—0.1%
204,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	243,983
		Financial Institution - Insurance - Life—4.2%
1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,493,058
500,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	666,030
780,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	1,009,702
330,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	345,875
500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	604,276
950,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,279,320
240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	253,679
790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	1,219,318
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	429,800
300,000		MetLife, Inc., Sr. Unsecd. Note, 3.60%, 4/10/2024	302,790
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	797,596
275,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	264,838
320,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	316,114
280,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	346,483
1,150,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	1,299,812
		TOTAL	10,628,691
		Financial Institution - Insurance - P&C—2.6%
515,000		CNA Financial Corp., 6.50%, 8/15/2016	579,128
350,000		CNA Financial Corp., Sr. Unsecd. Note, 3.95%, 5/15/2024	357,766
Annual Shareholder Report
14

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$130,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	$151,324
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	689,381
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	461,138
220,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	237,635
270,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	277,635
1,300,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	2,017,934
150,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	161,485
1,500,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,623,750
		TOTAL	6,557,176
		Financial Institution - REITs—2.7%
490,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	555,094
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	590,566
1,000,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,166,409
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	480,889
800,000		Healthcare Trust of America, 3.70%, 4/15/2023	773,420
500,000		Liberty Property LP, Sr. Unsecd. Note, 4.40%, 2/15/2024	518,173
500,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	477,915
500,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	504,353
300,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	310,274
314,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	371,295
350,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	352,645
270,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	289,208
375,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	383,260
		TOTAL	6,773,501
		Municipal Services—0.6%
560,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	579,891
945,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	972,925
		TOTAL	1,552,816
		Sovereign—0.5%
425,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	451,538
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	868,227
		TOTAL	1,319,765
Annual Shareholder Report
15

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—4.4%
$430,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	$412,229
560,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	564,501
335,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	313,491
125,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	125,094
250,000		BMC Software, Inc., 7.25%, 6/1/2018	262,500
1,200,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	1,161,544
1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,920,798
1,200,000		Harris Corp., 5.95%, 12/1/2017	1,361,345
900,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	948,383
940,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	965,599
160,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	165,797
1,370,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,608,369
355,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	357,344
350,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	354,602
550,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	593,347
		TOTAL	11,114,943
		Transportation - Airlines—1.0%
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	515,676
1,760,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	1,927,496
		TOTAL	2,443,172
		Transportation - Railroads—0.7%
408,064		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	474,560
400,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	371,407
800,000		Union Pacific Corp., 2.95%, 1/15/2023	777,299
125,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	126,021
		TOTAL	1,749,287
		Transportation - Services—2.2%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	959,651
945,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	1,065,763
220,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	247,358
600,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	639,515
750,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	795,599
Annual Shareholder Report
16

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$1,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	$1,011,429
250,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.50%, 3/1/2018	254,399
515,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	525,705
		TOTAL	5,499,419
		Utility - Electric—5.1%
385,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	372,764
350,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	391,920
1,500,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	1,924,916
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,030,250
1,050,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,063,706
1,125,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,281,435
750,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	769,223
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	433,145
250,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	271,332
467,807	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	502,288
665,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	669,876
1,355,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,833,700
115,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	117,944
830,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	874,403
335,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	337,883
840,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	881,047
		TOTAL	12,755,832
		Utility - Natural Gas Distributor—0.7%
200,000		Atmos Energy Corp., 8.50%, 3/15/2019	255,558
800,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	789,426
785,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	843,485
		TOTAL	1,888,469
		Utility - Natural Gas Pipelines—2.2%
540,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	554,034
390,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	436,372
645,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	685,309
500,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	506,428
Annual Shareholder Report
17

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas Pipelines—continued
$385,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	$450,783
580,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	690,529
505,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	471,304
1,560,000		Williams Partners LP, 5.25%, 3/15/2020	1,734,996
		TOTAL	5,529,755
		TOTAL CORPORATE BONDS (IDENTIFIED COST $220,703,390)	236,181,754
		FOREIGN GOVERNMENTS/AGENCIES—1.3%
		Sovereign—1.3%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	338,560
990,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,127,412
1,000,000		Sweden, Government of, 10.25%, 11/1/2015	1,000,000
750,000		United Mexican States, Note, 5.625%, 1/15/2017	834,375
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,041,612)	3,300,347
		INVESTMENT COMPANY—3.3%
8,363,037	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	8,363,037
		TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $232,108,039)[6]	247,845,138
		OTHER ASSETS AND LIABILITIES - NET—1.2%[7]	2,899,116
		TOTAL NET ASSETS—100%	$250,744,254
Annual Shareholder Report
18

At April 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8U.S. Treasury Note 2-Year Long Futures	50	$10,993,750	June 2014	$3,794
8U.S. Treasury Long Bond Short Futures	70	$9,445,625	June 2014	$(261,564)
8U.S. Treasury Note 10-Year Short Futures	40	$4,976,875	June 2014	$(19,598)
8U.S. Treasury Ultra Bond Short Futures	105	$15,464,531	June 2014	$(719,650)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(997,018)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2014, these restricted securities amounted to $60,490,391, which represented 24.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2014, these liquid restricted securities amounted to $56,527,880, which represented 22.5% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Affiliated holding.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $232,148,515.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
19

The following is a summary of the inputs used, as of April 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$235,251,413	$930,341	$236,181,754
Foreign Governments/Agencies	—	3,300,347	—	3,300,347
Investment Company	8,363,037	—	—	8,363,037
TOTAL SECURITIES	$8,363,037	$238,551,760	$930,341	$247,845,138
OTHER FINANCIAL INSTRUMENTS*	$(997,018)	$—	$—	$(997,018)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REITs	—Real Estate Investment Trusts
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.40	$10.09	$10.22	$10.06	$8.93
Income From Investment Operations:
Net investment income	0.41	0.42	0.45	0.49	0.47
Net realized and unrealized gain (loss) on investments and futures contracts	(0.24)	0.31	(0.02)	0.16	1.13
TOTAL FROM INVESTMENT OPERATIONS	0.17	0.73	0.43	0.65	1.60
Less Distributions:
Distributions from net investment income	(0.42)	(0.42)	(0.45)	(0.49)	(0.47)
Distributions from net realized gain on investments and futures contracts	(0.54)	—	(0.11)	—	—
TOTAL DISTRIBUTIONS	(0.96)	(0.42)	(0.56)	(0.49)	(0.47)
Net Asset Value, End of Period	$9.61	$10.40	$10.09	$10.22	$10.06
Total Return[1]	1.85%	7.41%	4.33%	6.59%	18.18%
Ratios to Average Net Assets:
Net expenses	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	4.20%	4.14%	4.45%	4.83%	4.81%
Expense waiver/reimbursement[2]	0.24%	0.22%	0.24%	0.23%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$216,134	$239,453	$261,834	$302,135	$335,767
Portfolio turnover	20%	28%	20%	22%	70%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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21

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.40	$10.09	$10.22	$10.06	$8.93
Income From Investment Operations:
Net investment income	0.40	0.40	0.42	0.46	0.44
Net realized and unrealized gain (loss) on investments and futures contracts	(0.25)	0.31	(0.02)	0.16	1.13
TOTAL FROM INVESTMENT OPERATIONS	0.15	0.71	0.40	0.62	1.57
Less Distributions:
Distributions from net investment income	(0.39)	(0.40)	(0.42)	(0.46)	(0.44)
Distributions from net realized gain on investments and futures contracts	(0.54)	—	(0.11)	—	—
TOTAL DISTRIBUTIONS	(0.93)	(0.40)	(0.53)	(0.46)	(0.44)
Net Asset Value, End of Period	$9.62	$10.40	$10.09	$10.22	$10.06
Total Return[1]	1.71%	7.14%	4.07%	6.33%	17.89%
Ratios to Average Net Assets:
Net expenses	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	3.84%	3.90%	4.16%	4.55%	4.55%
Expense waiver/reimbursement[2]	0.43%	0.41%	0.44%	0.44%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,610	$150,899	$171,273	$70,365	$168,592
Portfolio turnover	20%	28%	20%	22%	70%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
April 30, 2014
Assets:
Total investment in securities, at value including $8,363,037 of investment in an affiliated holding (Note 5) (identified cost $232,108,039)		$247,845,138
Restricted cash (Note 2)		529,240
Income receivable		3,125,137
Receivable for shares sold		377,726
TOTAL ASSETS		251,877,241
Liabilities:
Payable for investments purchased	$124,324
Payable for shares redeemed	458,063
Payable for daily variation margin	143,438
Income distribution payable	329,109
Payable to adviser (Note 5)	69
Payable for transfer agent fee	26,012
Payable for Directors'/Trustees' fees (Note 5)	659
Payable for shareholder services fee (Note 5)	15,713
Accrued expenses (Note 5)	35,600
TOTAL LIABILITIES		1,132,987
Net assets for 26,078,589 shares outstanding		$250,744,254
Net Assets Consist of:
Paid-in capital		$234,642,040
Net unrealized appreciation of investments and futures contracts		14,740,081
Accumulated net realized gain on investments and futures contracts		1,299,127
Undistributed net investment income		63,006
TOTAL NET ASSETS		$250,744,254
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$216,134,340 ÷ 22,479,372 shares outstanding, no par value, unlimited shares authorized		$9.61
Service Shares:
$34,609,914 ÷ 3,599,217 shares outstanding, no par value, unlimited shares authorized		$9.62
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended April 30, 2014
Investment Income:
Interest			$11,904,290
Dividends received from an affiliated holding (Note 5)			3,255
TOTAL INCOME			11,907,545
Expenses:
Investment adviser fee (Note 5)		$1,255,134
Administrative fee (Note 5)		196,019
Custodian fees		16,409
Transfer agent fee		152,503
Directors'/Trustees' fees (Note 5)		2,973
Auditing fees		25,451
Legal fees		9,218
Portfolio accounting fees		106,019
Distribution services fee (Note 5)		125,517
Shareholder services fee (Note 5)		239,121
Account administration fee (Note 2)		2,018
Share registration costs		53,785
Printing and postage		49,872
Miscellaneous (Note 5)		8,895
TOTAL EXPENSES		2,242,934
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(458,228)
Waiver of distribution services fee (Note 5)	(125,517)
Reimbursement of shareholder services fee (Note 5)	(116,861)
Reimbursement of account administration fee (Note 2)	(1,430)
TOTAL WAIVERS AND REIMBURSEMENTS		(702,036)
Net expenses			1,540,898
Net investment income			10,366,647
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			8,693,298
Net realized gain on futures contracts			1,650,779
Net change in unrealized appreciation of investments			(20,168,884)
Net change in unrealized depreciation of futures contracts			712,567
Net realized and unrealized loss on investments and futures contracts			(9,112,240)
Change in net assets resulting from operations			$1,254,407
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended April 30	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,366,647	$16,372,000
Net realized gain on investments and futures contracts	10,344,077	7,227,530
Net change in unrealized appreciation/depreciation of investments and futures contracts	(19,456,317)	5,148,001
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,254,407	28,747,531
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,461,801)	(10,148,271)
Service Shares	(1,937,566)	(6,214,102)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(10,125,432)	—
Service Shares	(1,874,713)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,399,512)	(16,362,373)
Share Transactions:
Proceeds from sale of shares	88,901,975	100,031,743
Net asset value of shares issued to shareholders in payment of distributions declared	16,146,912	13,074,024
Cost of shares redeemed	(223,511,354)	(168,247,003)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(118,462,467)	(55,141,236)
Change in net assets	(139,607,572)	(42,756,078)
Net Assets:
Beginning of period	390,351,826	433,107,904
End of period (including undistributed net investment income of $63,006 and $95,726, respectively)	$250,744,254	$390,351,826
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2014
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
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more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded
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at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended April 30, 2014, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Reimbursed
Institutional Shares	$1,430	$(1,430)
Service Shares	588	—
TOTAL	$2,018	$(1,430)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have
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market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $17,349,519 and $31,481,142, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$997,018*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$1,650,779

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$712,567
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,732,358
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$1,458,178	$930,341
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	3/31/1999 – 9/29/1999	$1,138,408	$1,299,812
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended April 30	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,399,284	$81,828,675	5,938,790	$60,770,138
Shares issued to shareholders in payment of distributions declared	1,323,672	12,766,731	690,323	7,069,931
Shares redeemed	(10,261,664)	(102,101,094)	(9,553,416)	(97,492,637)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(538,708)	$(7,505,688)	(2,924,303)	$(29,652,568)

Year Ended April 30	2014		2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	707,988	$7,073,300	3,844,194	$39,261,605
Shares issued to shareholders in payment of distributions declared	347,808	3,380,181	586,278	6,004,093
Shares redeemed	(11,961,429)	(121,410,260)	(6,894,836)	(70,754,366)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(10,905,633)	$(110,956,779)	(2,464,364)	$(25,488,668)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(11,444,341)	$(118,462,467)	(5,388,667)	$(55,141,236)
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4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for fair fund litigation payment reclass.
For the year ended April 30, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain (Loss)
$(243)	$243
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2014 and 2013, was as follows:
	2014	2013
Ordinary income	$10,399,367	$16,362,373
Long-term capital gains	$12,000,145	$—
As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[1]	$74,863
Undistributed long-term capital gains	$330,728
Net unrealized appreciation	$15,696,623
1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments on wash sales.
At April 30, 2014, the cost of investments for federal tax purposes was $232,148,515. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/ depreciation resulting from futures contracts was $15,696,623. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,091,535 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,394,912.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2014, the Adviser voluntarily waived $453,183 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the year ended April 30, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$125,517	$(125,517)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended April 30, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Institutional Shares	$116,861	$(116,861)
Service Shares	122,260	—
TOTAL	$239,121	$(116,861)
For the year ended April 30, 2014, FSSC received $1,248 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2014, the Adviser reimbursed $5,045. Transactions involving the affiliated holding during the year ended April 30, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2013	9,884,299
Purchases/Additions	108,161,116
Sales/Reductions	(109,682,378)
Balance of Shares Held 4/30/2014	8,363,037
Value	$8,363,037
Dividend Income	$3,255
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2014, were as follows:
Purchases	$50,881,951
Sales	$176,824,525
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2014, there were no outstanding loans. During the year ended April 30, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2014, there were no outstanding loans. During the year ended April 30, 2014, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended April 30, 2014, the Fund designated $12,000,145 of its distributions as long-term capital gain distributions.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED INTERMEDIATE CORPORATE BOND FUND:
We have audited the accompanying statement of assets and liabilities of Federated Intermediate Corporate Bond Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Corporate Bond Fund, a portfolio of Federated Income Securities Trust, at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
June 25, 2014
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,028.80	$2.82
Service Shares	$1,000	$1,028.70	$4.07
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.02	$2.81
Service Shares	$1,000	$1,020.78	$4.06
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.56%
Service Shares	0.81%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Bryan J. Dingle Birth Date: February 12, 1971 Vice President Officer since: May 2013 Portfolio Manager since: March 2013	Principal Occupations: Bryan J. Dingle has been the Fund's portfolio manager since March 2013. He is Vice President of the Trust with respect to the Fund. Mr. Dingle joined Federated in 2006 as a Senior Investment Analyst and an Assistant Vice President of a Federated advisory subsidiary. He became a Vice President of the Fund's Adviser in 2008. From 1997 to 2006, he served as a Vice President and Senior Credit Analyst of Fixed Income Corporate Bond Research for MTB Investment Advisors, from 1995 to 1997 he was an Investment Officer and Junior Credit Analyst at MTB Investment Advisors and from 1994 to 1995 served as a Relationship Manager and Credit Analyst Trainee for M&T Bank. Mr. Dingle earned his B.S. at the University of Delaware and received his M.B.A. in Business and Management from the University of Maryland.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Intermediate Corporate Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
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For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
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likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-02 (6/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
April 30, 2014
Share Class	Ticker
A	FTIAX
Institutional	FSTIX
Service	FSISX
Y	FSTYX

Federated Short-Term Income Fund
Fund Established 1986

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from May 1, 2013 through April 30, 2014. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Short-Term Income Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended April 30, 2014, was -0.35% for Class A Shares, 0.23% for Institutional Shares, 0.04% for Service Shares and 0.40% for Class Y Shares. The 0.40% total return of the Class Y Shares for the reporting period consisted of 1.66% of dividends and 1.26% of depreciation in the net asset value of the shares. The total return of the Fund's blended benchmark, the 0-3 Year Composite Index (0-3C),1 was 1.17% for the same period. The total return of the Lipper Short Investment Grade Debt Funds Average (LSIGDFA),2 a peer group average for the Fund, was 0.58% during the same period. The Fund's and LSIGDFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the 0-3C.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the 0-3C were: (1) the Fund's yield curve positioning; (2) sector allocation; and (3) security selection including allocations to “higher-beta, out-of-index” sectors like emerging markets3 and non-agency mortgages.4
The following discussion will focus on the performance of the Fund's Class Y Shares.
MARKET OVERVIEW
The short end of the U.S. Treasury yield curve experienced moderate weakness during the 12-month reporting period as interest rates rose a bit from historically low levels.5 General spread tightening in domestic risk assets reflected gradual albeit continuing improvement in U.S. economic statistics and offset to some extent the effect of modestly higher interest rates. The continued effect of massive monetary stimulus on interest rate levels forced investors to seek yield in the form of corporate bonds, asset backed securities (ABS) and most other classes of “risk assets.”
Duration/Yield curve
Fund duration6 was generally maintained at a level well below that of the 0-3C over the 12-month reporting period. While inflationary expectations were generally low, the historically low level of short-term interest rates indicated that an aggressive duration overweight, even if successful, was unlikely to add significant incremental return. On the other hand, the continued expansion of economic activity meant the time remaining until the Federal Reserve's (the “Fed”) action on short-term interest rate targets, while not necessarily imminent, was declining. The prior year's yield curve strategy of structuring the portfolio in a barbell configuration (i.e., duration attained by having overweight positions in longer-dated and shorter-dated securities rather than equal weights all along the portion of the yield curve in which the fund invests) was
Annual Shareholder Report

de-emphasized and more floating rate securities were purchased in order to decrease interest rate sensitivity while still positioning the Fund to take advantage of tightening credit spreads. Unfortunately, the yield give-up associated with the inclusion of more floating rate paper negatively affected Fund yield and relative return as compared with the 0-3C. Nonetheless, Fund management viewed the yield give-up as a short-term “insurance premium” against future interest rate increases and continued to position the Fund in this manner.
sector ALLOCATION
The Fund made no wholesale changes in sector allocation during the 12-month reporting period. Both “credit-sensitive” sectors of the Fund, i.e., the corporate debt and structured credit allocations in the Fund, were maintained in an overweight position for the entire reporting period. Positions in Treasury securities were underweighted during the entire reporting period. A slight underweight to mortgage securities was also maintained for the duration of the period, with much of this in “credit” mortgage positions like commercial mortgage-backed securities (CMBS) and prime U.K. and U.S. non-agency residential mortgage backed securities (RMBS). The underweight in Treasuries helped performance relative to the 0-3C, while the relatively small exposure to non-agency RMBS had a negative effect, especially after longer-term interest rates increased following former Fed Chairman Bernanke's May 2013 introduction of the “taper” concept (i.e., a reduction in the pace of security purchases by the Fed as part of the quantitative easing (QE) program). Rate movements at the longer-end of the curve affected fixed-rate mortgage securities as investors believed higher rates would make mortgagors less likely to prepay their mortgage and return lower coupon principal to investors.
Annual Shareholder Report

SECURITY SELECTION
As mentioned earlier, emerging market exposure was one of the “out-of-index” areas where the Fund's exposure detracted from the Fund's return relative to the 0-3C during the 12-month reporting period. While one could argue that this is a sector effect, the Fund's holdings in emerging markets tended to be concentrated in a single holding, the Emerging Markets Fixed Income Core Fund.7 This holding provided 19 basis points of negative return. The other source of underperformance came from six different non-agency mortgage exposures, which collectively detracted 23 basis points from Fund performance. It should be emphasized that the underperformance was wholly interest rate related; all exposures performed superbly from a credit standpoint. Other “out-of-index” core portfolio holdings in bank loans and high yield bonds added six basis points to performance. The use of derivative strategies in the form of credit default swap indices (CDX) on high-yield, bank loan and emerging market exposures had a positive effect on Fund performance.8 No other single security in the Fund's portfolio either added or subtracted more than two basis points to or from performance relative to the 0-3C.
1	The 0-3C is a composite index of four separate indices which track various security types. The four component indices, which are produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Bank of America Merrill Lynch 1-3 Year Corporate Index (30% weighting in the composite index), the Bank of America Merrill Lynch Fixed Rate and Floating Rate Asset-Backed Securities Index (30%), the Bank of America Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Bank of America Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed income securities represented by the component indexes, which will vary. The Fund's broad-based securities market index is the Barclays 1-3 Year Government/Credit Index (B1-3GCI). The BI-3GCI is an index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years. Please see the footnotes to the line graphs below for definitions of, and further information about, the 0-3C. The BI-3GCI had a 0.69% return during the 12-month reporting period. The 0-3C is being used for comparison purposes because although it is not the Fund's broad-based securities market index, the Fund's Adviser believes it more closely reflects the market sectors in which the Fund invests.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the LSIGDFA.
3	International investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
5	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
6	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
7	The Emerging Markets Fixed Income Core Fund is an affiliated mutual fund offered only to registered investment companies and accredited investors.
8	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Short-Term Income Fund from August 26, 2004 (start of performance) to April 30, 2014, for Class A Shares and Class Y Shares and from April 30, 2004 to April 30, 2014, for Institutional Shares, compared to the Barclays 1-3 Year Government/Credit Index (B1-3GCI),2 the Fund's broad-based securities market index, the 0-3 Year Composite Index (0-3C)3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT–CLASS A SHARES
Growth of $10,000 as of April 30, 2014
■	Total returns shown include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900).
Growth of a $10,000 INVESTMENT–INSTITUTIONAL SHARES
Growth of $10,000 as of April 30, 2014
Annual Shareholder Report

Growth of a $100,000 INVESTMENT–CLASS Y SHARES
Growth of $100,000 as of April 30, 2014
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 4/30/2014
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years	Start of Performance*
Class A Shares	-1.37%	2.56%	N/A	2.55%
Institutional Shares	0.23%	3.36%	3.24%	N/A
Service Shares	0.04%	3.16%	3.06%	N/A
Class Y Shares	0.40%	3.53%	N/A	3.42%
B1-3GCI	0.69%	1.87%	2.93%	2.92%
0-3C	1.17%	3.58%	3.03%	3.02%
LSIGDFA	0.58%	3.26%	2.77%	2.76%
*	The Fund's Class A Shares and Class Y Shares start of performance date was August 26, 2004.
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The B1-3GCI, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The B1-3GCI is an unmanaged index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years and is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Bank of America Merrill Lynch 1-3 Corporate Index (30% weighting in the Composite Index), the Bank of America Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Bank of America Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Bank of America Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The Fund's broad-based securities market index is the Barclays 1-3 Year Government/Credit Index (B1-3GCI). The BI-3GCI is an index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years. Please see the footnotes to the line graphs below for definitions of, and further information about, the 0-3C. The BI-3GCI had a 0.69% return during the 12-month reporting period. The 0-3C is being used for comparison purposes because although it is not the Fund's broad-based securities market index, the Fund's Adviser believes it more closely reflects the market sectors in which the Fund invests. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At April 30, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	43.9%
Corporate Debt Securities	32.4%
Mortgage-Backed Securities[3]	16.3%
U.S. Treasury and Agency Securities[4]	3.5%
Floating Rate Loans	2.2%
Trade Finance Agreements	0.4%
Municipal Bond	0.2%
Foreign Debt Securities	0.1%
Derivative Contracts[5,6]	(0.0)%
Other Security Types[7]	0.1%
Cash Equivalents[8]	3.1%
Other Assets and Liabilities—Net[9]	(2.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.
5	Represents less than 0.1%.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Other Security Types consist of exchange-traded funds, common stock, warrants, preferred stock and purchased options.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
April 30, 2014
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation—0.1%
$10,664	[1]	FHLMC ARM 390260, 2.185%, 10/01/2030	$10,885
18,933	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	20,534
8,195	[1]	FHLMC ARM 420196, 5.319%, 11/01/2030	8,887
19,208	[1]	FHLMC ARM 606116, 2.129%, 9/01/2019	19,514
659,029	[1]	FHLMC ARM 780443, 2.160%, 3/01/2033	691,785
20,403	[1]	FHLMC ARM 785167, 2.125%, 12/01/2018	20,684
		TOTAL	772,289
		Federal National Mortgage Association—0.2%
18,749	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	20,334
456,403	[1]	FNMA ARM 544843, 2.524%, 10/01/2027	477,827
370,845	[1]	FNMA ARM 544852, 2.590%, 4/01/2028	388,458
527,333	[1]	FNMA ARM 544884, 2.576%, 5/01/2034	556,249
753,498	[1]	FNMA ARM 556379, 1.526%, 5/01/2040	769,705
255,680	[1]	FNMA ARM 556388, 1.526%, 5/01/2040	261,222
1,157,963	[1]	FNMA ARM 618128, 2.018%, 8/01/2033	1,194,156
		TOTAL	3,667,951
		Government National Mortgage Association—0.0%
12,728	[1]	GNMA ARM 8902, 1.625%, 30 Year, 1/20/2022	12,969
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $4,338,299)	4,453,209
		ASSET-BACKED SECURITIES—43.9%
		Auto Receivables—21.3%
2,700,000	[2,3]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	2,694,411
2,000,000	[1]	Ally Auto Receivables Trust 2013-SN1 A4, Class A4, 0.90%, 5/22/2017	2,004,164
3,000,000	[1]	Ally Master Owner Trust 2011-3, Class A1, 0.782%, 5/15/2016	3,002,752
5,000,000	[1,2,3]	Ally Master Owner Trust 2012-1, Class D, 3.12%, 2/15/2017	5,073,008
3,000,000	[1,2,3]	Ally Master Owner Trust 2012-3, Class D, 2.502%, 6/15/2017	3,034,507
5,000,000	[1]	Ally Master Owner Trust 2013-1, Class A1, 0.602%, 2/15/2018	4,992,968
5,000,000		Americredit Automobile Receivables Trust 2005-C, Class C, 1.69%, 11/8/2018	5,030,633
2,251,157		Americredit Automobile Receivables Trust 2010-3, Class C, 3.34%, 4/8/2016	2,281,335
535,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	539,543
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$5,000,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	$5,086,028
10,000,000	[1]	Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,403,017
2,000,000	[1]	Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	2,042,718
13,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	13,376,622
3,000,000		Americredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	3,064,397
10,000,000	[1]	BMW Vehicle Lease Trust 2012-1, Class A4, 0.93%, 9/21/2015	10,024,534
5,000,000		BMW Vehicle Lease Trust 2013-1, Class A4, 0.66%, 6/20/2016	5,007,040
5,000,000		BMW Vehicle Trust 2014-1, Class A4, 0.99%, 8/21/2017	5,005,703
13,000,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	13,192,408
11,000,000	[1]	Capital Auto Receivables Asset Trust 2013-3, Class A1B, 0.582%, 11/20/2015	11,012,699
3,100,000		Capital Auto Receivables Asset Trust 2014-1, Class A1A, 0.68%, 5/20/2016	3,088,484
3,780,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class B, 1.153%, 1/7/2025	3,806,112
2,500,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class D, 1.953%, 1/7/2025	2,520,609
3,500,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class A, 0.573%, 3/7/2026	3,501,915
2,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class B, 0.953%, 3/7/2026	2,003,034
1,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class C, 1.353%, 3/7/2026	1,001,552
1,500,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class D, 1.703%, 3/7/2026	1,502,336
2,900,000	[1,2,3]	Chrysler Capital Auto Receivables Trust 2013-AA, Class A3, 0.91%, 4/16/2018	2,911,877
4,695,500	[2,3]	Enterprise Fleet Financing LLC 2012-1, Class A2, 1.14%, 11/20/2017	4,709,052
5,250,000	[1,2,3]	Enterprise Fleet Financing LLC 2013-2, Class A2, 1.06%, 3/20/2019	5,269,089
4,000,000	[1]	Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	3,945,187
15,000,000	[2,3]	Ford Credit Auto Lease Trust 2012-A, Class B, 1.61%, 10/15/2016	15,068,247
3,776,000	[1]	Ford Credit Auto Lease Trust 2013-A, Class D, 1.79%, 10/15/2017	3,796,185
7,000,000		Ford Credit Auto Lease Trust 2013-B, Class C, 1.51%, 8/15/2017	6,999,629
8,000,000		Ford Credit Auto Lease Trust 2014-A, Class B, 1.16%, 8/15/2017	8,046,082
6,500,000	[1]	Ford Credit Auto Owner Trust 2012-B, Class C, 2.08%, 2/15/2018	6,641,584
9,000,000	[1]	Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	9,000,621
10,000,000	[1,2,3]	Huntington Auto Trust 2011-1A, Class D, 3.52%, 6/15/2018	10,311,156
4,000,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	4,125,606
3,504,000	[2,3]	Hyundai Auto Lease Securitization Trust 2014-A, Class B, 1.30%, 7/16/2018	3,504,274
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$6,000,000		Hyundai Auto Receivables Trust 2011-B, Class D, 3.51%, 11/15/2017	$6,103,618
6,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	6,157,476
1,398,280	[1,2,3]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.152%, 9/20/2016	1,390,869
2,500,000	[1,2,3]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.802%, 5/15/2018	2,495,813
3,000,000	[2,3]	M&T Bank Auto Receivables Trust 2013-1, Class A2, 0.66%, 2/16/2016	3,005,367
1,500,000	[2,3]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	1,534,001
8,000,000		Mercedes-Benz Auto Lease Trust 2013-B, Class A4, 0.76%, 7/15/2019	7,956,769
2,500,000		Mercedes-Benz Auto Lease Trust 2014-A, Class A4, 0.90%, 12/16/2019	2,501,961
5,000,000	[1,2,3]	Mercedes-Benz Master Owner Trust 2012-AA, Class A, 0.79%, 11/15/2017	5,003,625
2,300,000	[1,2,3]	Motor 2013-1A, Class A1, 0.652%, 2/25/2021	2,300,134
10,000,000	[1,2,3]	Motor PLC 2014-1A, Class A1, 0.645%, 8/25/2021	10,004,920
5,073,000	[1,2,3]	Navistar Financial 2012-A Owner Trust, Class D, 3.29%, 1/18/2019	5,100,342
5,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2013-1, Class A4, 0.88%, 10/22/2019	5,012,192
5,000,000	[1,2,3]	SMART ABS Series 2012-2US Trust, Class A4B, 1.403%, 3/14/2018	5,083,777
600,000	[1]	SMART ABS Series 2012-4US Trust, Class A4B, 0.853%, 8/14/2018	604,645
2,576,507	[1,2,3]	SMART Series 2012-1US Trust, Class A3B, 1.053%, 5/14/2016	2,584,936
6,000,000	[1]	Santander Drive Auto Receivables Trust 2012-4, Class B, 1.83%, 3/15/2017	6,035,843
1,600,000	[1]	Santander Drive Auto Receivables Trust 2013-1, Class C, 1.76%, 1/15/2019	1,601,036
3,000,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	3,095,318
7,100,000		Santander Drive Auto Receivables Trust 2014-1, Class B, 1.59%, 10/15/2018	7,118,968
4,000,000		Volkswagen Auto Lease Trust 2014-A A4, Class A4, 0.99%, 7/20/2018	3,982,195
5,500,000	[1,2,3]	Volkswagen Credit Auto Master Trust 2011-1A, Class Note, 0.832%, 9/20/2016	5,518,837
2,500,000		World Omni Automobile Lease Securitization Trust 2012-A, Class B, 1.49%, 2/15/2018	2,507,433
3,383,493	[1]	World Omni Automobile Lease Securitization Trust 2013-A, Class A2B, 0.472%, 5/16/2016	3,384,774
12,040,000		World Omni Automobile Lease Securitization Trust 2013-A, Class B, 1.64%, 2/15/2019	12,080,897
		TOTAL	320,786,864
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—11.4%
$9,000,000	[1]	American Express Credit Account Master 2013-1, Class B, 0.852%, 2/16/2021	$9,114,599
11,500,000	[1]	American Express Issuance Trust II 2013-1, Class C, 0.852%, 2/15/2019	11,644,167
8,000,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 0.532%, 6/15/2021	8,015,337
5,000,000	[1]	Capital One Multi-Asset Execution Trust 2014-A3, Class A3, 0.533%, 1/18/2022	5,004,873
10,000,000	[1]	Chase Issuance Trust 2007-C1, Class C1, 0.612%, 4/15/2019	9,921,127
8,000,000	[1]	Citibank Credit Card Issuance Trust 2013-A11, Class A11, 0.393%, 2/7/2018	8,005,867
4,300,000	[1]	Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.432%, 5/26/2020	4,291,628
12,750,000	[1,2,3]	Citibank Omni Master Trust 2009-A14, Class A14, 2.902%, 8/15/2018	12,843,331
9,000,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 0.602%, 4/15/2021	9,028,806
15,000,000	[1]	Discover Card Execution Note Trust 2014-A1, Class A1, 0.582%, 7/15/2021	15,015,348
6,000,000	[1]	DryRock Issuance Trust 2014-1, Class A, 0.512%, 12/16/2019	6,005,104
7,000,000	[1,2,3]	Golden Credit Card Trust 2012-3A, Class A, 0.605%, 7/17/2017	7,018,655
7,000,000	[1,2,3]	Golden Credit Card Trust 2013-2A, Class A, 0.582%, 9/15/2018	7,004,165
8,000,000	[1,2,3]	Golden Credit Card Trust 2014-2A, Class A, 0.685%, 3/15/2021	8,008,440
15,000,000	[2,3]	Master Credit Card Trust 2012-2A, Class A, 0.78%, 4/21/2017	15,016,125
3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class B, 1.64%, 1/22/2018	3,001,785
3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class C, 2.28%, 1/22/2018	2,968,905
15,000,000	[1,2,3]	Penarth Master Issuer PLC 2013-1A, Class A1, 0.542%, 11/18/2017	15,037,185
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC 2011-1A, Class A, 0.902%, 9/15/2016	7,012,915
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC 2012-1A, Class A, 0.952%, 6/17/2019	7,098,035
		TOTAL	171,056,397
		Equipment Lease—4.3%
1,005,954	[2,3]	CIT Equipment Collateral 2012-VT1, Class A3, 1.10%, 8/22/2016	1,008,164
4,000,000	[2,3]	CIT Equipment Collateral 2012-VT1, Class B, 1.69%, 8/22/2016	4,016,568
4,400,000	[2,3]	CIT Equipment Collateral 2013-VT1, Class B, 1.69%, 7/20/2020	4,404,660
4,000,000	[2,3]	CIT Equipment Collateral 2013-VT1, Class C, 2.04%, 7/20/2020	4,038,690
5,611,969	[1,2,3]	CLI Funding LLC 2006-1A A, Class A, 0.332%, 8/18/2021	5,566,372
3,566,667	[2,3]	CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	3,498,633
3,500,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	3,538,482
3,000,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	2,973,736
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$3,000,000		GE Equipment Midticket LLC, Series 2013-1, Class A2, 0.64%, 3/22/2016	$3,001,875
2,500,000	[2,3]	GE Equipment Small Ticket LLC Series 2014-1A, Class B, 1.67%, 10/25/2021	2,508,605
3,100,000	[2,3]	Great America Leasing Receivables 2011-1, Class C, 3.38%, 1/15/2018	3,130,874
2,000,000	[2,3]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	1,987,450
1,200,000	[2,3]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,196,319
989,000	[2,3]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	990,652
2,000,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	1,992,571
1,200,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	1,195,822
719,109	[2,3]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.27%, 9/15/2015	720,381
3,500,000	[2,3]	MMAF Equipment Finance LLC 2013-AA, Class A2, 0.69%, 5/9/2016	3,505,309
8,000,000	[2,3]	Textainer Marine Containers Ltd. 2012-1A, Class A, 4.21%, 4/15/2027	8,017,500
4,041,667	[2,3]	Triton Container Finance LLC 2012-1A, Class A, 4.21%, 5/14/2027	4,049,447
1,500,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	1,495,578
1,750,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	1,745,014
		TOTAL	64,582,702
		Home Equity Loan—0.6%
426,282	[1]	Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.512%, 7/25/2035	422,787
3,283,121	[1]	Carrington Mortgage Loan Trust 2006-OPT1, Class A3, 0.332%, 2/25/2036	2,986,970
15,289	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.632%, 1/15/2028	11,234
43,255	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.412%, 11/25/2036	41,091
2,469,944		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,801,392
166,619	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.172%, 11/25/2034	133,802
328,248	[1,2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	31,893
153,266	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	152,923
95,776	[1,2,3]	Quest Trust 2004—X1, Class A, 0.812%, 3/25/2034	95,429
2,826,467	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,802,408
		TOTAL	8,479,929
		Manufactured Housing—0.0%
84,730		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	84,729
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—6.3%
$6,075,590	[1,2,3]	ACS Pass Through Trust 2007-1A, Class G1, 0.463%, 6/14/2037	$5,805,986
2,057,695	[1,2,3]	Aircraft Lease Securitization Ltd. 2007-1A, Class G3, 0.413%, 5/10/2032	2,021,942
2,832,695	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.029%, 2/25/2043	2,832,769
825,668	[1]	Educational Funding Of The South, Inc. 2011-1, Class A1, 0.779%, 10/25/2021	827,924
6,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-1, Class A, 0.722%, 2/20/2017	6,014,780
4,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.642%, 6/20/2017	4,017,488
5,000,000	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.087%, 10/25/2025	5,015,550
3,000,000	[1]	Ohio Phase In Recovery Funding LLC 2013-1, Class A1, 0.958%, 7/1/2018	3,001,905
1,800,000	[1,2,3]	PFS Financing Corp. 2012-BA, Class B, 1.652%, 10/17/2016	1,809,441
4,000,000	[1,2,3]	PFS Financing Corp. 2013-AA, Class A, 0.702%, 2/15/2018	4,004,300
3,500,000	[1,2,3]	PFS Financing Corp. 2013-BA, Class B, 1.252%, 4/17/2017	3,509,382
8,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class A, 0.752%, 2/15/2019	8,015,100
5,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class B, 1.102%, 2/15/2019	5,002,437
3,399,799	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.752%, 11/25/2027	3,401,709
2,314,590	[1,2,3]	SLM Student Loan Trust 2011-A, Class A1, 1.152%, 10/15/2024	2,334,271
1,120,908	[1,2,3]	SLM Student Loan Trust 2012-A, Class A1, 1.552%, 8/15/2025	1,134,464
3,415,742	[1,2,3]	SLM Student Loan Trust 2012-B, Class A1, 1.252%, 12/15/2021	3,434,023
4,242,465	[1,2,3]	SLM Student Loan Trust 2012-C, Class A1, 1.252%, 8/15/2023	4,255,668
1,883,123	[1]	SLM Student Loan Trust 2013-3, Class A1, 0.352%, 11/27/2017	1,881,598
3,000,505	[1]	SLM Student Loan Trust 2013-5, Class A1, 0.412%, 5/25/2018	3,010,704
11,000,000	[1,2,3]	SLM Student Loan Trust 2013-C, Class A2B, 1.552%, 10/15/2031	11,168,575
4,000,000	[1,2,3]	SLM Student Loan Trust 2014-A, Class A2B, 1.302%, 1/15/2026	4,033,060
1,113,530	[2,3]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	1,127,065
1,241,232	[2,3]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	1,261,197
1,314,840	[2,3]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	1,337,093
4,581,306	[2,3]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	4,607,758
		TOTAL	94,866,189
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $656,862,755)	659,856,810
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—13.6%
		Commercial Mortgage—6.6%
$9,500,000	[1,2,3]	Banc of America Merrill Lynch Large Loan, Inc. 2013-DSNY, Class B, 1.653%, 9/15/2026	$9,529,038
594,781	[1]	Bank of America Commercial Mortgage Inc. 2007-1, Class A3, 5.449%, 1/15/2049	594,944
3,537,490	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	3,627,770
1,397,103	[1]	Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	1,402,782
4,436,797		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	4,434,701
3,005,269		Commercial Mortgage Trust 2013-LC6, Class A1, 0.724%, 1/10/2046	2,990,427
1,550,833	[1,2,3]	Credit Suisse Commercial Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,527,338
4,878,190	[2,3]	Credit Suisse Commercial Mortgage Trust 2013-IVR3, Class A1, 2.500%, 5/25/2043	4,395,548
6,210,135	[2,3]	Credit Suisse Commercial Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	5,579,575
5,923,678	[2,3]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	6,179,401
2,802,765	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	2,965,445
4,331,795	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	4,443,412
10,000,000	[1,2,3]	JP Morgan Chase Commercial Mortgage Securities 2014-FBLU, Class B, 1.653%, 12/15/2028	10,005,805
3,165,431		JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6, Class A1, 1.031%, 5/15/2045	3,172,389
15,000,000	[1,2,3]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 0.802%, 11/15/2045	15,000,663
1,189,378	[2,3]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	1,205,957
5,000,000	[1,2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.941%, 4/10/2046	4,955,843
7,481,000		WF-RBS Commercial Mortgage Trust 2011-C5, Class A2, 2.684%, 11/15/2044	7,751,548
5,000,000	[1,2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.351%, 6/15/2045	5,074,648
4,800,000	[1,2,3]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.202%, 7/15/2046	4,844,483
		TOTAL	99,681,717
		Federal Home Loan Mortgage Corporation—1.1%
1,574		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	1,670
14,377		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	15,319
36,040		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	40,100
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$18,698		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	$19,545
195,303	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.502%, 2/15/2018	195,967
10,101		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	10,180
99,260		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	102,131
114,333		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	119,523
114,164		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	124,575
2,124,739	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 0.452%, 2/15/2036	2,124,942
262,924	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.612%, 2/15/2034	264,798
994,083	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.552%, 7/15/2036	996,661
462,172	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.902%, 7/15/2036	469,749
1,112,022	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.062%, 7/15/2037	1,137,517
6,250,925		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	6,440,474
4,398,848	[1]	Federal Home Loan Mortgage Corp. REMIC KGRP Class A, 0.532%, 4/25/2020	4,403,178
174,190	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.500%, 9/25/2043	196,867
		TOTAL	16,663,196
		Federal National Mortgage Association—1.3%
63,421		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	72,123
2,075		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	2,351
46,090		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	51,264
40,076	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	44,700
2,900	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	3,000
12,607		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	13,840
267,038		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	297,005
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$11,695		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	$12,151
99,010	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.652%, 9/25/2032	100,117
31,861		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	33,314
48,212		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	49,431
630,513	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.582%, 6/25/2036	634,101
2,921,637	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.602%, 7/25/2037	2,943,693
465,910	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.152%, 6/25/2037	478,503
516,952	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 0.952%, 5/25/2039	524,703
135,090	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 0.652%, 8/25/2039	135,948
894,961	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.002%, 4/25/2037	914,249
1,590,059	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 0.692%, 7/25/2037	1,603,475
3,611,502	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 0.602%, 3/25/2041	3,622,444
7,365,725	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 0.552%, 2/25/2042	7,380,596
58,457		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	62,783
67,112		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	74,725
		TOTAL	19,054,516
		Government Agency—0.5%
4,005,222	[2,3]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	3,881,799
1,771,003		NCUA Guaranteed Notes 2010-C1, Class A1, 1.60%, 10/29/2020	1,786,765
1,280,018	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.602%, 1/8/2020	1,286,468
		TOTAL	6,955,032
		Government National Mortgage Association—0.9%
6,289,387		Government National Mortgage Association REMIC 2013-H16 FA, 0.708%, 7/20/2063	6,286,406
6,998,339		Government National Mortgage Association REMIC 2013-H17 FA, 0.718%, 7/20/2063	6,998,339
		TOTAL	13,284,745
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—3.2%
$126,818	[1]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	$127,812
5,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 2A1, 1.936%, 5/17/2060	5,059,000
13,671	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 2.939%, 3/25/2033	13,740
118,507	[1,2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.530%, 2/3/2029	55,149
207,239	[1]	Chaseflex Trust 2006-1, Class A2A, 5.219%, 6/25/2036	206,195
39,214		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	40,379
8,839,487	[1,2,3]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.628%, 10/18/2054	8,858,377
48,764	[1,2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	44,909
1,483,015	[1,2,3]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.577%, 10/15/2054	1,486,308
2,882,729	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A2, 1.876%, 10/15/2054	2,915,610
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.422%, 2/25/2037	300,282
4,523,864	[1,2,3]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.636%, 12/22/2054	4,594,799
5,500,000	[1,2,3]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 0.736%, 12/22/2054	5,489,682
355,573	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 3.229%, 9/25/2034	299,520
67,466		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	72,868
140,242	[1]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	137,295
774,011	[1]	Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	782,647
1,108,705	[1]	Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	1,119,010
643,331	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	641,858
7,225,239	[1]	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	6,380,726
3,364,237		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	2,902,797
4,374,589	[1]	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	3,864,549
1,000,000	[1,2,3]	Silverstone Master Issuer 2012-1A, Class 1A, 1.779%, 1/21/2055	1,012,802
288,716		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	322,730
820,416	[1]	Washington Mutual 2006-AR15, Class 1A, 0.966%, 11/25/2046	710,836
883,845	[1]	Washington Mutual 2006-AR17, Class 1A, 0.946%, 12/25/2046	749,687
102,235	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.635%, 7/25/2034	104,844
		TOTAL	48,294,411
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $208,089,116)	203,933,617
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—30.9%
		Basic Industry - Chemicals—0.9%
$3,500,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	$3,637,438
6,500,000		Praxair, Inc., Sr. Unsecd. Note, 0.75%, 2/21/2016	6,517,446
3,000,000	[2,3]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	3,211,350
		TOTAL	13,366,234
		Basic Industry - Metals & Mining—1.6%
7,000,000		Alcan, Inc., 5.00%, 6/1/2015	7,326,396
1,500,000	[1,2,3]	Anglo American Capital PLC, Floating Rate Note—Sr. Note, Series 144A, 1.178%, 4/15/2016	1,505,266
1,500,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	1,684,200
2,000,000	[1]	ArcelorMittal, Sr. Unsecd. Note, 9.50%, 2/15/2015	2,125,000
1,000,000	[1]	BHP Billiton Finance (USA), Inc., Floating Rate Note—Sr. Note, 0.484%, 9/30/2016	1,001,113
4,000,000	[2,3]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,198,744
7,000,000	[2,3]	Xstrata Finance (Canada) Ltd., Series 144A, 2.85%, 11/10/2014	7,059,633
		TOTAL	24,900,352
		Capital Goods - Diversified Manufacturing—0.3%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,520,310
2,000,000	[2,3]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,107,058
		TOTAL	4,627,368
		Communications - Media & Cable—0.9%
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,081,653
4,530,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	4,739,046
7,000,000		NBCUniversal Media LLC, 3.65%, 4/30/2015	7,227,248
		TOTAL	13,047,947
		Communications - Telecom Wireless—0.6%
5,720,000	[1]	America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.234%, 9/12/2016	5,808,992
3,000,000	[2,3]	SBA Tower Trust, Series 144A, 4.254%, 4/15/2015	3,096,141
		TOTAL	8,905,133
		Communications - Telecom Wirelines—1.3%
3,400,000	[1]	AT&T, Inc., Floating Rate Note—Sr. Note, Series FRN, 0.619%, 2/12/2016	3,410,829
5,500,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,736,313
4,330,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,495,423
3,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.004%, 6/17/2019	3,039,906
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$2,500,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.984%, 9/14/2018	$2,642,308
		TOTAL	19,324,779
		Consumer Cyclical - Automotive—2.0%
6,000,000	[2,3]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	5,987,052
3,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 0.585%, 3/10/2017	3,003,825
4,000,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 1.875%, 8/9/2016	4,062,752
5,750,000	[1,2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 0.935%, 9/26/2016	5,790,273
5,000,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	5,235,705
6,700,000	[2,3]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 1.625%, 3/22/2015	6,774,316
		TOTAL	30,853,923
		Consumer Cyclical - Entertainment—1.0%
2,000,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	2,008,800
2,500,000		Viacom, Inc., 2.50%, 9/1/2018	2,550,548
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.875%, 12/1/2014	5,015,870
5,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.10%, 12/1/2017	4,958,525
		TOTAL	14,533,743
		Consumer Cyclical - Retailers—0.4%
2,650,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,647,997
3,700,000		CVS Caremark Corp., Sr. Unsecd. Note, 1.20%, 12/5/2016	3,724,553
		TOTAL	6,372,550
		Consumer Non-Cyclical - Food/Beverage—2.9%
12,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	12,590,988
3,000,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 1.30%, 1/25/2016	3,026,145
2,000,000		Kraft Foods Group, Inc., 1.625%, 6/4/2015	2,023,794
8,000,000	[1]	Mondelez International, Inc., Floating Rate Note—Sr. Note, 0.745%, 2/1/2019	7,998,136
5,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.95%, 2/22/2017	4,997,440
7,000,000	[2,3]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	7,289,898
4,600,000	[2,3]	SABMiller PLC, Note, Series 144A, 6.50%, 7/1/2016	5,131,884
		TOTAL	43,058,285
		Consumer Non-Cyclical - Health Care—0.3%
4,000,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	3,928,016
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—0.2%
$3,500,000	[1]	Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.248%, 7/18/2018	$3,648,750
		Energy - Integrated—1.7%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,236,960
4,000,000	[1]	BP Capital Markets PLC, Floating Rate Note—Sr. Note, 0.865%, 9/26/2018	4,035,612
3,800,000	[2,3]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 3.125%, 4/28/2016	3,921,608
2,900,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	2,939,150
4,000,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	4,232,340
3,000,000		Shell International Finance B.V., Company Guarantee, 3.10%, 6/28/2015	3,098,265
2,000,000		Statoil ASA, 2.90%, 10/15/2014	2,024,038
		TOTAL	25,487,973
		Energy - Oil Field Services—0.7%
3,095,000	[2,3]	Nabors Industries, Inc., Sr. Unsecd. Note, Series 144A, 2.35%, 9/15/2016	3,166,711
2,000,000	[1,2,3]	Schlumberger Investment SA, Floating Rate Note—Sr. Note, Series 144A, 0.784%, 9/12/2014	2,004,020
5,000,000	[2,3]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	4,972,405
		TOTAL	10,143,136
		Financial Institution - Banking—7.9%
3,000,000		American Express Co., Sr. Unsecd. Note, 1.55%, 5/22/2018	2,977,935
1,200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,279,796
9,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 0.885%, 2/1/2019	9,056,511
1,500,000	[1]	Bank of America Corp., Floating Rate Note—Sr. Note, 1.266%, 1/15/2019	1,520,330
8,650,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	8,955,016
6,000,000	[1]	Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 0.829%, 4/9/2018	6,041,262
3,000,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.15%, 11/21/2016	3,005,865
6,333,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	6,355,115
10,000,000	[1]	Fifth Third Bancorp, Floating Rate Note—Sr. Note, 0.746%, 11/18/2016	10,064,590
10,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.336%, 11/15/2018	10,112,600
3,000,000	[1]	JPMorgan Chase & Co., Floating Rate Note—Sr. Note, 0.676%, 4/23/2015	3,009,183
3,000,000	[1]	JPMorgan Chase & Co., Floating Rate Note—Sr. Note, Series MTN, 0.985%, 5/2/2014	3,000,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	$3,960,772
2,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, 1.079%, 1/24/2019	2,009,740
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 1.75%, 2/25/2016	2,027,868
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	3,274,842
3,500,000	[1,2,3]	Nordea Bank AB, Floating Rate Note—Sr. Note, Series 144A, 0.697%, 5/13/2016	3,520,839
1,000,000		Northern Trust Corp., Sr. Unsecd. Note, 4.625%, 5/1/2014	1,000,000
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,004,983
15,000,000	[1]	Royal Bank of Canada, Montreal, Floating Rate Note—Sr. Note, 0.605%, 3/8/2016	15,053,850
2,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	2,005,500
2,000,000		US Bancorp, Sr. Unsecd. Note, 4.20%, 5/15/2014	2,002,646
2,000,000	[1]	Union Bank, N.A., Floating Rate Note—Sr. Note, 0.985%, 9/26/2016	2,022,642
5,000,000		Wachovia Corp., Sub., 5.25%, 8/1/2014	5,057,845
3,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, Series FRN, 1.155%, 6/26/2015	3,027,192
8,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 0.965%, 7/30/2018	8,085,712
		TOTAL	119,432,634
		Financial Institution - Finance Noncaptive—1.0%
15,000,000	[1]	General Electric Capital Corp., Floating Rate Note—Sr. Note, 0.737%, 1/14/2019	15,031,560
		Financial Institution - Insurance - Life—2.0%
4,500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	4,885,002
8,000,000	[1,2,3]	MetLife Global Funding I, Floating Rate Note—Sr. Secured Note, Series 144A, 0.607%, 4/10/2017	8,001,232
4,475,000	[1,2,3]	New York Life Global Funding, Floating Rate Note—Sr. Note, Series 144A, 0.576%, 5/23/2016	4,499,563
7,400,000	[2,3]	PRICOA Global Funding I, Sr. Unsecd. Note, Series 144A, 1.15%, 11/25/2016	7,415,000
6,000,000	[1]	Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.016%, 8/15/2018	6,013,872
		TOTAL	30,814,669
		Financial Institution - Insurance - P&C—0.6%
4,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 0.95%, 8/15/2016	4,028,048
2,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	1,978,312
2,000,000	[1]	Berkshire Hathaway, Inc., Floating Rate Note—Sr. Note, Series FRN, 0.936%, 8/15/2014	2,004,164
1,000,000	[1,4]	HSB Group, Inc., Company Guarantee, Series B, 1.136%, 7/15/2027	828,062
		TOTAL	8,838,586
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—2.3%
$7,000,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, Series FRN, 0.523%, 5/6/2019	$7,015,561
6,650,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 0.733%, 3/1/2019	6,686,336
8,184,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.55%, 5/30/2014	8,189,090
5,000,000		Intel Corp., Sr. Unsecd. Note, 1.95%, 10/1/2016	5,145,265
1,000,000		Microsoft Corp., Sr. Note, 1.625%, 9/25/2015	1,018,500
1,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	982,662
5,000,000	[1]	Oracle Corp., Floating Rate Note—Sr. Note, 0.806%, 1/15/2019	5,050,180
		TOTAL	34,087,594
		Transportation - Airlines—0.2%
3,000,000		Southwest Airlines Co., Unsecd. Note, 5.25%, 10/1/2014	3,054,672
		Transportation - Railroads—0.3%
5,285,000	[1]	Kansas City Southern de Mexico SA de CV, Floating Rate Note—Sr. Note, 0.928%, 10/28/2016	5,303,957
		Transportation - Services—0.3%
4,000,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.125%, 5/11/2015	4,092,360
		Utility - Electric—1.2%
3,000,000	[1]	Duke Energy Corp., Floating Rate Note—Sr. Note, 0.610%, 4/3/2017	3,012,597
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,013,113
1,000,000	[2,3]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,013,053
1,000,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	1,007,333
6,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.339%, 9/1/2015	6,051,996
4,000,000	[2,3]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	4,199,552
2,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, Series G, 0.85%, 8/15/2014	2,003,368
		TOTAL	18,301,012
		Utility - Natural Gas Pipelines—0.3%
1,000,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,013,637
3,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 0.75%, 1/15/2016	3,006,594
		TOTAL	4,020,231
		TOTAL CORPORATE BONDS (IDENTIFIED COST $459,890,543)	465,175,464
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
8,118		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	8,877
Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$15,852		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	$17,589
42,065		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	44,593
4,145		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	4,363
		TOTAL	75,422
		Federal National Mortgage Association—0.0%
1,730		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	1,742
8,948		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	9,507
63,796		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	71,529
		TOTAL	82,778
		Government National Mortgage Association—0.0%
34,073		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	39,421
7,851		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	9,449
		TOTAL	48,870
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $192,755)	207,070
		MUNICIPAL BOND—0.2%
		Municipal Services—0.2%
3,225,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016 (IDENTIFIED COST $3,225,000)	3,262,958
		U.S. TREASURY—3.4%
15,000,000	[5,6]	United States Treasury Note, 1.00%, 3/31/2017	15,065,917
10,000,000		United States Treasury Note, 1.75%, 7/31/2015	10,197,793
5,000,000	[6]	United States Treasury Note, 2.50%, 3/31/2015	5,109,595
20,000,000	[6]	United States Treasury Note, 2.50%, 4/30/2015	20,474,856
		TOTAL U.S. TREASURY (IDENTIFIED COST $50,107,457)	50,848,161
		INVESTMENT COMPANIES—7.8%[7]
90,640		Emerging Markets Fixed Income Core Fund	3,142,427
3,305,047		Federated Bank Loan Core Fund	33,711,475
3,948,662		Federated Mortgage Core Portfolio	38,854,832
14,769,749	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08%	14,769,749
662,134		Federated Project and Trade Finance Core Fund	6,369,728
Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued[7]
$3,091,171	High Yield Bond Portfolio	$20,710,843
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $118,624,188)	117,559,054
	REPURCHASE AGREEMENT—1.8%
$26,296,000	Interest in $1,245,000,000 joint repurchase agreement 0.06%, dated 4/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,245,002,075 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $1,271,760,401 (purchased with proceeds from securities lending collateral). (AT COST)	26,296,000
	TOTAL INVESTMENTS—101.9% (IDENTIFIED COST $1,527,626,113)[9]	1,531,592,343
	OTHER ASSETS AND LIABILITIES - NET—(1.9)%[10]	(28,705,032)
	TOTAL NET ASSETS—100%	$1,502,887,311
At April 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
11U.S. Treasury Note 5-Year Short Futures	250	$29,863,281	June 2014	$15,063
At April 30, 2014, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Goldman Sachs & Co.	Goldman Sachs & Co.	Total
Reference Entity	Series 19 High Yield CDX Index	Series 21 Leveraged Loan CDSI
Buy/Sell	Sell	Sell
Pay/Receive Fixed Rate	5.00%	2.50%
Expiration Date	12/20/2017	12/20/2018
Implied Credit Spread at 4/30/2014[12]	3.20%	2.44%
Notional Amount	$8,000,000	$10,000,000
Market Value	$661,879	$495,830	$1,157,709
Upfront Premiums Paid	$187,500	$475,000	$662,500
Unrealized Appreciation	$474,379	$ 20,830	$495,209
Unrealized Appreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes variable rate and floating rate obligations for which the current rate is shown.
Annual Shareholder Report

2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2014, these restricted securities amounted to $551,477,034, which represented 36.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2014, these liquid restricted securities amounted to $551,345,083, which represented 36.7% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
6	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
7	Affiliated holdings.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $1,528,623,679.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
11	Non-income-producing security.
12	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$4,453,209	$—	$4,453,209
Asset-Backed Securities	—	659,824,917	31,893	659,856,810
Collateralized Mortgage Obligations	—	203,933,617	—	203,933,617
Corporate Bonds	—	464,347,402	828,062[1]	465,175,464
Mortgage-Backed Securities	—	207,070	—	207,070
Municipal Bond	—	3,262,958	—	3,262,958
U.S. Treasury	—	50,848,161	—	50,848,161
Investment Companies[2]	111,189,326	6,369,728	—	117,559,054
Repurchase Agreement	—	26,296,000	—	26,296,000
TOTAL SECURITIES	$111,189,326	$1,419,543,062	$859,955	$1,531,592,343
OTHER FINANCIAL INSTRUMENTS[3]	$15,063	$1,157,709	$—	$1,172,772
1	Includes $817,500 of a corporate bond security transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfer shown represents the value of the security at the beginning of the period.
2	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, High Yield Bond Portfolio and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four days after receipt of a shareholder redemption request.
3	Other financial instruments include futures contracts and swap contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$8.70	$8.65	$8.64	$8.56	$8.11
Income From Investment Operations:
Net investment income	0.08	0.11	0.15[1]	0.15	0.20
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.11)	0.05	0.00[2]	0.07	0.45
TOTAL FROM INVESTMENT OPERATIONS	(0.03)	0.16	0.15	0.22	0.65
Less Distributions:
Distributions from net investment income	(0.08)	(0.11)	(0.14)	(0.14)	(0.20)
Net Asset Value, End of Period	$8.59	$8.70	$8.65	$8.64	$8.56
Total Return[3]	(0.35)%	1.90%	1.79%	2.61%	8.04%
Ratios to Average Net Assets:
Net expenses	1.10%	1.10%	1.09%	1.09%	1.09%
Net investment income	0.84%	1.29%	1.70%	1.75%	2.36%
Expense waiver/reimbursement[4]	0.21%	0.23%	0.23%	0.25%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$99,458	$136,514	$130,880	$100,026	$94,070
Portfolio turnover	28%	22%	32%	30%	38%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$8.70	$8.65	$8.64	$8.56	$8.11
Income From Investment Operations:
Net investment income	0.13	0.16	0.20[1]	0.20	0.25
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.11)	0.05	0.00[2]	0.07	0.45
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.21	0.20	0.27	0.70
Less Distributions:
Distributions from net investment income	(0.13)	(0.16)	(0.19)	(0.19)	(0.25)
Net Asset Value, End of Period	$8.59	$8.70	$8.65	$8.64	$8.56
Total Return[3]	0.23%	2.49%	2.38%	3.20%	8.67%
Ratios to Average Net Assets:
Net expenses	0.52%	0.52%	0.52%	0.52%	0.51%
Net investment income	1.39%	1.87%	2.27%	2.33%	2.94%
Expense waiver/reimbursement[4]	0.21%	0.23%	0.22%	0.24%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$857,994	$576,453	$502,109	$474,795	$402,259
Portfolio turnover	28%	22%	32%	30%	38%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$8.70	$8.65	$8.64	$8.56	$8.11
Income From Investment Operations:
Net investment income	0.12	0.15	0.18[1]	0.18	0.23
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.12)	0.05	0.01	0.08	0.45
TOTAL FROM INVESTMENT OPERATIONS	0.00	0.20	0.19	0.26	0.68
Less Distributions:
Distributions from net investment income	(0.11)	(0.15)	(0.18)	(0.18)	(0.23)
Net Asset Value, End of Period	$8.59	$8.70	$8.65	$8.64	$8.56
Total Return[2]	0.04%	2.30%	2.19%	3.01%	8.46%
Ratios to Average Net Assets:
Net expenses	0.71%	0.71%	0.70%	0.70%	0.70%
Net investment income	1.23%	1.69%	2.06%	2.14%	2.75%
Expense waiver/reimbursement[3]	0.25%	0.27%	0.27%	0.29%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$154,154	$238,220	$544,565	$314,236	$266,638
Portfolio turnover	28%	22%	32%	30%	38%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class Y Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$8.70	$8.65	$8.64	$8.56	$8.11
Income From Investment Operations:
Net investment income	0.14	0.18	0.21[1]	0.21	0.26
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.11)	0.05	0.01	0.08	0.45
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.23	0.22	0.29	0.71
Less Distributions:
Distributions from net investment income	(0.14)	(0.18)	(0.21)	(0.21)	(0.26)
Net Asset Value, End of Period	$8.59	$8.70	$8.65	$8.64	$8.56
Total Return[2]	0.40%	2.66%	2.55%	3.37%	8.84%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.57%	2.03%	2.44%	2.50%	3.04%
Expense waiver/reimbursement[3]	0.21%	0.23%	0.22%	0.24%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$391,281	$329,649	$199,281	$263,115	$114,145
Portfolio turnover	28%	22%	32%	30%	38%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2014
Assets:
Total investment in securities, at value including $25,514,353 of securities loaned and $117,559,054 of investment in affiliated holdings (Note 5) (identified cost $1,527,626,113)		$1,531,592,343
Cash		2,390
Income receivable		3,746,671
Swaps, at value (premium paid $662,500)		1,157,709
Receivable for shares sold		2,266,903
Receivable for periodic payments from swap contracts		75,833
Collateral on swap contracts		1,070,000
TOTAL ASSETS		1,539,911,849
Liabilities:
Payable for investments purchased	$7,000,000
Payable for shares redeemed	1,979,473
Due to broker	1,070,000
Payable for daily variation margin	76,172
Payable for collateral due to broker for securities lending	26,296,000
Income distribution payable	213,850
Payable for distribution services fee (Note 5)	55,698
Payable for shareholder services fee (Note 5)	184,748
Accrued expenses (Note 5)	148,597
TOTAL LIABILITIES		37,024,538
Net assets for 175,005,572 shares outstanding		$1,502,887,311
Net Assets Consist of:
Paid-in capital		$1,502,682,064
Net unrealized appreciation of investments, futures contracts and swap contracts		4,476,502
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(5,174,581)
Undistributed net investment income		903,326
TOTAL NET ASSETS		$1,502,887,311
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($99,458,342 ÷ 11,580,430 shares outstanding), no par value, unlimited shares authorized	$8.59
Offering price per share (100/99.00 of $8.59)	$8.68
Redemption proceeds per share	$8.59
Institutional Shares:
Net asset value per share ($857,994,278 ÷ 99,907,959 shares outstanding), no par value, unlimited shares authorized	$8.59
Offering price per share	$8.59
Redemption proceeds per share	$8.59
Service Shares:
Net asset value per share ($154,153,524 ÷ 17,955,642 shares outstanding), no par value, unlimited shares authorized	$8.59
Offering price per share	$8.59
Redemption proceeds per share	$8.59
Class Y Shares:
Net asset value per share ($391,281,167 ÷ 45,561,541 shares outstanding), no par value, unlimited shares authorized	$8.59
Offering price per share	$8.59
Redemption proceeds per share	$8.59
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended April 30, 2014
Investment Income:
Interest (including income on securities loaned of $1,191 and net of foreign taxes withheld of $77)		$23,013,716
Dividends received from affiliated holdings (Note 5)		4,355,451
Investment income allocated from affiliated partnership (Note 5)		482,284
TOTAL INCOME		27,851,451
Expenses:
Investment adviser fee (Note 5)	$5,802,005
Administrative fee (Note 5)	1,132,733
Custodian fees	65,760
Transfer agent fee	706,277
Directors'/Trustees' fees (Note 5)	9,041
Auditing fees	25,450
Legal fees	9,217
Portfolio accounting fees	215,314
Distribution services fee (Note 5)	869,681
Shareholder services fee (Note 5)	2,000,047
Account administration fee (Note 2)	43,239
Share registration costs	112,440
Printing and postage	101,907
Miscellaneous (Note 5)	14,850
TOTAL EXPENSES	11,107,961
Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(3,047,166)
Waiver of distribution services fee	(72,935)
TOTAL WAIVERS AND REIMBURSEMENT		$(3,120,101)
Net expenses			$7,987,860
Net investment income			19,863,591
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized gain of $3,804,317 on sales of investments in affiliated holdings (Note 5))			(132,175)
Net realized loss on futures contracts			(1,693,422)
Net realized gain on swap contracts			598,717
Net realized loss on investments, swap contracts and foreign currency transactions allocated from affiliated partnership (Note 5)			(58,420)
Realized gain distribution from affiliated investment company shares (Note 5)			273,392
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(14,748,453)
Net change in unrealized appreciation of futures contracts			15,063
Net change in unrealized appreciation of swap contracts			97,827
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions			(15,647,471)
Change in net assets resulting from operations			$4,216,120
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended April 30	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,863,591	$23,462,189
Net realized gain (loss) on investments including allocation from partnership, futures contracts, swap contracts and foreign currency transactions	(1,011,908)	1,013,043
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(14,635,563)	7,040,176
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,216,120	31,515,408
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,084,848)	(1,773,067)
Institutional Shares	(11,317,807)	(9,916,021)
Service Shares	(2,555,230)	(6,708,528)
Class Y Shares	(6,286,628)	(5,305,768)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,244,513)	(23,703,384)
Share Transactions:
Proceeds from sale of shares	926,128,783	606,113,577
Net asset value of shares issued to shareholders in payment of distributions declared	16,686,113	19,301,314
Cost of shares redeemed	(703,735,719)	(729,224,222)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	239,079,177	(103,809,331)
Change in net assets	222,050,784	(95,997,307)
Net Assets:
Beginning of period	1,280,836,527	1,376,833,834
End of period (including undistributed net investment income of $903,326 and $732,824, respectively)	$1,502,887,311	$1,280,836,527
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
April 30, 2014
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class Y Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares, Service Shares and Class Y Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended April 30, 2014, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Institutional Shares	$660
Service Shares	42,579
TOTAL	$43,239
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund may use credit default swaps to manage sector/asset class risk. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at April 30, 2014, is $18,000,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional amount of Swap contracts held by the Fund throughout the period was $14,907,692. This is based on amounts held as of each month-end throughout the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Annual Shareholder Report

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $32,441,106. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2014, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $10,703 and $17,987, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the
Annual Shareholder Report

amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2014, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$25,514,353	$26,296,000
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.530%, 2/3/2029	7/9/1999	$97,009	$55,149
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$49,084	$44,909
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$31,893
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$—	Payable for daily variation margin	$(15,063)*
Credit contracts	Receivable for periodic payments from swap contracts	$75,833	—	$—
Credit contracts	Swaps, at value	$1,157,709	—	$—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,233,542		$(15,063)
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$(1,693,422)	$—	$(1,693,422)
Foreign exchange contracts	—	—	(277,445)	(277,445)
Credit contracts	598,717	—	—	598,717
TOTAL	$598,717	$(1,693,422)	$(277,445)	$(1,372,150)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$15,063	$—	$15,063
Foreign exchange contracts	—	—	75,862	75,862
Credit contracts	97,827	—	—	97,827
TOTAL	$97,827	$15,063	$75,862	$188,752
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended April 30	2014		2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,842,954	$50,237,018	9,014,610	$78,270,912
Shares issued to shareholders in payment of distributions declared	123,919	1,064,974	199,228	1,729,639
Shares redeemed	(10,078,313)	(86,719,299)	(8,656,190)	(75,138,056)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,111,440)	$(35,417,307)	557,648	$4,862,495

Year Ended April 30	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	62,083,669	$533,718,999	26,628,872	$231,151,381
Shares issued to shareholders in payment of distributions declared	1,024,338	8,800,111	881,118	7,649,399
Shares redeemed	(29,460,382)	(253,161,395)	(19,311,069)	(167,649,829)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	33,647,625	$289,357,715	8,198,921	$71,150,951

Year Ended April 30	2014		2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,544,735	$73,537,712	8,069,642	$70,008,915
Shares issued to shareholders in payment of distributions declared	123,409	1,060,040	647,721	5,618,961
Shares redeemed	(18,105,300)	(155,671,793)	(44,292,566)	(384,409,752)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(9,437,156)	$(81,074,041)	(35,575,203)	$(308,781,876)

Year Ended April 30	2014		2013
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	31,221,904	$268,635,054	26,104,288	$226,682,369
Shares issued to shareholders in payment of distributions declared	670,547	5,760,988	495,545	4,303,315
Shares redeemed	(24,222,689)	(208,183,232)	(11,751,158)	(102,026,585)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	7,669,762	$66,212,810	14,848,675	$128,959,099
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	27,768,791	$239,079,177	(11,969,959)	$(103,809,331)
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for expiration of capital loss carryforwards, foreign currency transactions, swap income, reclass of short-term capital gain distributions, allocated investment income from partnerships and discount accretion/premium amortization on debt securities.
For the year ended April 30, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(2,592,863)	$1,551,424	$1,041,439
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2014 and 2013, was as follows:
	2014	2013
Ordinary income	$21,244,513	$23,703,384
As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,398,535
Net unrealized appreciation	$2,968,664
Capital loss carryforwards and straddle loss deferrals	$(4,161,952)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for paydowns, the deferral of losses on wash sales, reversal of write off and partnership basis adjustments.
At April 30, 2014, the cost of investments for federal tax purposes was $1,528,623,679. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) futures contracts; and (b) swap contracts was $2,968,664. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,920,810 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,952,146.
At April 30, 2014, the Fund had a capital loss carryforward of $3,421,248 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$625,095	$592,652	$1,217,747
2015	$801,392	NA	$801,392
2016	$1,402,109	NA	$1,402,109
Capital loss carryforwards of $2,592,863 expired during the year ended April 30, 2014.
As of April 30, 2014, for federal income tax purposes, the Fund had $740,704 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2014, the Adviser voluntarily waived $2,938,063 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Service Shares	0.15%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$582,092	$—
Service Shares	287,589	(72,935)
TOTAL	$869,681	$(72,935)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2014, FSC retained $506,181 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended April 30, 2014, FSC retained $656 in sales charges from the sale of Class A Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended April 30, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$291,046
Institutional Shares	1,276,020
Service Shares	432,981
TOTAL	$2,000,047
For the year ended April 30, 2014, FSSC received $55,645 of fees paid by the Fund.
Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class Y Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.10%, 0.52%, 0.71% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the yesr ended April 30, 2014, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $35,327,222.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2014, the Adviser reimbursed $109,103. Transactions involving the affiliated holdings during the year ended April 30, 2014, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 4/30/2013	819,989	3,160,010	3,829,711	48,179,081	632,513	2,847,104	59,468,408
Purchases/ Additions	—	145,037	118,951	645,238,598	29,621	244,067	645,777,138
Sales/ Reductions	(729,349)	—	—	(678,647,930)	—	—	(679,377,279)
Balance of Shares Held 4/30/2014	90,640	3,305,047	3,948,662	14,769,749	662,134	3,091,171	25,868,267
Value	$3,142,427	$33,711,475	$38,854,832	$14,769,749	$6,369,728	$20,710,843	$117,559,918
Dividend Income/ Allocated Investment Income	$482,284	$1,421,985	$1,168,072	$66,729	$275,319	$1,423,346	$4,837,735
Realized Gain Distribution/ Allocated Net Realized Gain (Loss)	$(58,420)	$62,004	$—	$—	$12,483	$198,905	$214,972
Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2014, were as follows:
Purchases	$661,526,529
Sales	$280,816,484
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2014, there were no outstanding loans. During the year ended April 30, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2014, there were no outstanding loans. During the year ended April 30, 2014, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF federated income securities trust AND SHAREHOLDERS OF federated short-term income fund:
We have audited the accompanying statement of assets and liabilities of Federated Short-Term Income Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
June 25, 2014
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,002.70	$5.46
Institutional Shares	$1,000	$1,005.60	$2.59
Service Shares	$1,000	$1,005.80	$3.53
Class Y Shares	$1,000	$1,006.40	$1.74
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.34	$5.51
Institutional Shares	$1,000	$1,022.22	$2.61
Service Shares	$1,000	$1,021.27	$3.56
Class Y Shares	$1,000	$1,023.06	$1.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.10%
Institutional Shares	0.52%
Service Shares	0.71%
Class Y Shares	0.35%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Officer since: November 1998 Portfolio Manager since: October 1995	Principal Occupations: Randall S. Bauer has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Trust with respect to the Fund. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994, and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Bauer has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the Pennsylvania State University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
federated short-term income fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
Annual Shareholder Report

For the periods covered by the Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
Annual Shareholder Report

likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Annual Shareholder Report

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C209
CUSIP 31420C308
CUSIP 31420C787
32957 (6/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $254,250

Fiscal year ended 2013 - $245,950

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $218

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $24,763 and $14,045 respectively. Fiscal year ended 2014- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2013- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2014– 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2014 - $105,991

Fiscal year ended 2013 - $150,315

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 23, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 23, 2014